Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	CAD 321.7		CAD 1,028.5
Unrealized change in fair value	(163.6)		(706.8)
Foreign exchange	0.7
Derivative assets / (liabilities), end of year	158.8		321.7
Derivative assets	282.7		389.4
Derivative liabilities	(123.9)		(67.7)
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	(60.6)		527.3
Unrealized change in fair value	6.1		(587.9)
Foreign exchange	0.7
Derivative assets / (liabilities), end of year	(53.8)		(60.6)
Derivative assets	23.2		6.1
Derivative liabilities	(77.0)		(66.7)
Interest contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	2.1		(0.4)
Unrealized change in fair value	7.4		2.5
Foreign exchange	0.0
Derivative assets / (liabilities), end of year	9.5		2.1
Derivative assets	9.5		2.9
Derivative liabilities	0.0		(0.8)
CCS contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	373.3		493.7
Unrealized change in fair value	(175.3)		(120.4)
Foreign exchange	0.0
Derivative assets / (liabilities), end of year	198.0		373.3
Derivative assets	244.9		373.5
Derivative liabilities	(46.9)		(0.2)
Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets / (liabilities), beginning of year	6.9		7.9
Unrealized change in fair value	(1.8)		(1.0)
Foreign exchange	0.0
Derivative assets / (liabilities), end of year	5.1		6.9
Derivative assets	5.1		6.9
Derivative liabilities	CAD 0.0		CAD 0.0